Shareholder Report, Average Annual Return (Details)		12 Months Ended	50 Months Ended		60 Months Ended	93 Months Ended		95 Months Ended	101 Months Ended		104 Months Ended
		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024 [7]	Dec. 31, 2024		Dec. 31, 2024 [2]
American Funds Emerging Markets Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	(3.44%)			(0.17%)						2.49%
American Funds Emerging Markets Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	(1.40%)			(0.13%)				1.91%	[3]
American Funds Emerging Markets Bond Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	(2.04%)			0.39%	2.24%	[4]
American Funds Emerging Markets Bond Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class F-1
Average Annual Return, Percent	[1]	0.28%			0.62%				2.61%	[5]
American Funds Emerging Markets Bond Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class F-2
Average Annual Return, Percent	[1]	0.57%			0.90%				2.88%	[6]
American Funds Emerging Markets Bond Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class F-3
Average Annual Return, Percent	[1]	0.68%			1.01%			3.16%
American Funds Emerging Markets Bond Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	(3.24%)			(0.11%)				2.16%	[8]
American Funds Emerging Markets Bond Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	(1.45%)			(0.17%)				2.17%	[9]
American Funds Emerging Markets Bond Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-E
Average Annual Return, Percent	[1]	0.05%			0.39%				2.40%	[10]
American Funds Emerging Markets Bond Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	(2.06%)			0.32%	2.17%	[11]
American Funds Emerging Markets Bond Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-F-1
Average Annual Return, Percent	[1]	0.46%			0.81%				2.81%	[12]
American Funds Emerging Markets Bond Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-F-2
Average Annual Return, Percent	[1]	0.55%	1.30%	[13]
American Funds Emerging Markets Bond Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-F-3
Average Annual Return, Percent	[1]	0.60%	1.34%	[14]
American Funds Emerging Markets Bond Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class R-1
Average Annual Return, Percent	[1]	(0.31%)			0.06%				2.12%	[15]
American Funds Emerging Markets Bond Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class R-2
Average Annual Return, Percent	[1]	(0.34%)			(0.01%)				2.01%	[16]
American Funds Emerging Markets Bond Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class R-2E
Average Annual Return, Percent	[1]	0.18%			0.46%				2.50%	[17]
American Funds Emerging Markets Bond Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class R-3
Average Annual Return, Percent	[1]	0.04%			0.37%				2.39%	[18]
American Funds Emerging Markets Bond Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class R-4
Average Annual Return, Percent	[1]	0.33%			0.66%				2.67%	[19]
American Funds Emerging Markets Bond Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class R-5E
Average Annual Return, Percent	[1]	0.55%			1.00%				2.98%	[20]
American Funds Emerging Markets Bond Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class R-5
Average Annual Return, Percent	[1]	0.64%			0.98%				2.96%	[21]
American Funds Emerging Markets Bond Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class R-6
Average Annual Return, Percent	[1]	0.68%			1.01%				2.98%	[22]
Without Sales Load [Member] | American Funds Emerging Markets Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	0.28%			0.60%						2.95%
Without Sales Load [Member] | American Funds Emerging Markets Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	(0.47%)			(0.13%)				1.91%	[3]
Without Sales Load [Member] | American Funds Emerging Markets Bond Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	0.52%			0.89%	2.57%	[4]
Without Sales Load [Member] | American Funds Emerging Markets Bond Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	0.27%			0.60%				2.59%	[8]
Without Sales Load [Member] | American Funds Emerging Markets Bond Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	(0.51%)			(0.17%)				2.17%	[9]
Without Sales Load [Member] | American Funds Emerging Markets Bond Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Emerging Markets Bond Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	0.49%			0.82%	2.50%	[11]
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	[23]	(1.69%)	(3.66%)	[13],[14]	(1.96%)	0.10%	[4],[11]	0.29%	(0.55%)	[3],[5],[6],[8],[9],[10],[12],[15],[16],[17],[18],[19],[20],[21],[22]	(0.10%)
50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% JPM GBI-EM Global Diversified, 30% JPM EMBI Global Diversified, and 20% JPM CEMBI Broad Diversified Index
Average Annual Return, Percent	[23]	2.23%	0.11%	[13],[14]	(0.42%)	1.67%	[4],[11]	2.08%	1.81%	[3],[5],[6],[8],[9],[10],[12],[15],[16],[17],[18],[19],[20],[21],[22]	2.31%
50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% JPM GBI-EM Global Diversified & 50% JPM EMBI Global Diversified Index
Average Annual Return, Percent	[23]	2.01%	(0.23%)	[13],[14]	(0.84%)	1.40%	[4],[11]	1.83%	1.53%	[3],[5],[6],[8],[9],[10],[12],[15],[16],[17],[18],[19],[20],[21],[22]	1.93%
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified
Average Annual Return, Percent	[23]	(2.38%)	(0.78%)	[13],[14]	(1.86%)	0.65%	[4],[11]	1.20%	0.81%	[3],[5],[6],[8],[9],[10],[12],[15],[16],[17],[18],[19],[20],[21],[22]	1.06%
J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified
Average Annual Return, Percent	[23]	6.54%	0.27%	[13],[14]	0.12%	2.06%	[4],[11]	2.37%	2.17%	[3],[5],[6],[8],[9],[10],[12],[15],[16],[17],[18],[19],[20],[21],[22]	2.71%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class A shares were first offered on April 22, 2016.
[3]	Class C shares were first offered on July 29, 2016.
[4]	Class T shares were first offered on April 7, 2017.
[5]	Class F-1 shares were first offered on July 29, 2016.
[6]	Class F-2 shares were first offered on July 29, 2016.
[7]	Class F-3 shares were first offered on January 27, 2017.
[8]	Class 529-A shares were first offered on July 29, 2016.
[9]	Class 529-C shares were first offered on July 29, 2016.
[10]	Class 529-E shares were first offered on July 29, 2016.
[11]	Class 529-T shares were first offered on April 7, 2017.
[12]	Class 529-F-1 shares were first offered on July 29, 2016.
[13]	Class 529-F-2 shares were first offered on October 30, 2020.
[14]	Class 529-F-3 shares were first offered on October 30, 2020.
[15]	Class R-1 shares were first offered on July 29, 2016.
[16]	Class R-2 shares were first offered on July 29, 2016.
[17]	Class R-2E shares were first offered on July 29, 2016.
[18]	Class R-3 shares were first offered on July 29, 2016.
[19]	Class R-4 shares were first offered on July 29, 2016.
[20]	Class R-5E shares were first offered on July 29, 2016.
[21]	Class R-5 shares were first offered on July 29, 2016.
[22]	Class R-6 shares were first offered on July 29, 2016.
[23]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.